PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
Voya Russell™ Large Cap
Index Portfolio
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 11.7%
114,722
Alphabet, Inc. - Class A
$ 32,989,458
3.5
93,411  Alphabet, Inc. - Class
C
26,795,880
2.9
136,401
AT&T, Inc.
3,954,265
0.4
71,333  Comcast Corp. - Class
A
2,047,970
0.2
43,091  Meta Platforms, Inc.
- Class A
24,653,654
2.6
83,643
(1)
Netflix, Inc.
8,042,275
0.9
3,036
(1)
Spotify Technology SA
1,472,187
0.2
9,510
T-Mobile US, Inc.
1,997,385
0.2
83,354  Verizon
Communications, Inc.
4,184,371
0.4
2,847
(1)
Versant Media Group,
Inc.
105,396
0.0
35,061
Walt Disney Co.
3,379,179
0.4
109,622,020
11.7
Consumer Discretionary : 9.7%
8,243
(1)
Airbnb, Inc. - Class A
1,040,926
0.1
189,320
(1)
Amazon.com, Inc.
39,429,676
4.2
330
(1)
AutoZone, Inc.
1,114,667
0.1
642
Booking Holdings, Inc.
2,703,025
0.3
25,980
(1)
Chipotle Mexican Grill,
Inc.
831,620
0.1
7,217
(1)
DoorDash, Inc. - Class
A
1,083,633
0.1
17,841
General Motors Co.
1,329,155
0.1
19,650
Home Depot, Inc.
6,462,689
0.7
11,061
Lowe's Cos., Inc.
2,613,493
0.3
4,378  Marriott International,
Inc. - Class A
1,431,912
0.1
14,108
McDonald's Corp.
4,384,625
0.5
23,094
NIKE, Inc. - Class B
1,219,825
0.1
16,626
(1)
O'Reilly Automotive,
Inc.
1,534,746
0.2
22,447
Starbucks Corp.
2,011,027
0.2
55,687
(1)
Tesla, Inc.
20,701,642
2.2
22,075
TJX Cos., Inc.
3,525,378
0.4
91,418,039
9.7
Consumer Staples : 5.3%
33,292
Altria Group, Inc.
2,196,939
0.2
76,751
Coca-Cola Co.
5,836,913
0.6
15,866
Colgate-Palmolive Co.
1,352,259
0.2
8,760  Costco Wholesale
Corp.
8,728,727
0.9
25,504
Keurig Dr Pepper, Inc.
671,520
0.1
6,544
Kimberly-Clark Corp.
631,300
0.1
25,570  Mondelez International,
Inc. - Class A
1,473,855
0.2
13,767
(1)
Monster Beverage
Corp.
997,557
0.1
27,045
PepsiCo, Inc.
4,199,818
0.5
30,749  Philip Morris
International, Inc.
5,084,040
0.5
46,357
Procter & Gamble Co.
6,695,805
0.7
8,970
Target Corp.
1,087,164
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
85,865
Walmart, Inc.
$ 10,671,302
1.1
49,627,199
5.3
Energy : 3.2%
36,975
Chevron Corp.
7,650,127
0.8
24,421
ConocoPhillips
3,223,572
0.3
10,786
EOG Resources, Inc.
1,559,332
0.2
83,380
Exxon Mobil Corp.
14,146,251
1.5
29,600
Schlumberger NV
1,521,144
0.2
24,036
Williams Cos., Inc.
1,749,340
0.2
29,849,766
3.2
Financials : 12.6%
9,288
Aflac, Inc.
1,018,986
0.1
10,658
American Express Co.
3,223,832
0.3
10,646  American International
Group, Inc.
801,112
0.1
4,144
Aon PLC - Class A
1,337,600
0.1
8,263  Apollo Global
Management, Inc.
920,663
0.1
5,005  Arthur J Gallagher &
Co.
1,083,983
0.1
129,618
Bank of America Corp.
6,318,878
0.7
36,401
(1)
Berkshire Hathaway,
Inc. - Class B
17,443,359
1.9
3,011
Blackrock, Inc.
2,895,709
0.3
14,639
Blackstone, Inc.
1,683,339
0.2
7,530  Brookfield Asset
Management Ltd.
- Class A
334,708
0.0
12,127  Capital One Financial
Corp.
2,212,329
0.2
32,959
Charles Schwab Corp.
3,097,487
0.3
7,213
Chubb Ltd.
2,350,933
0.3
34,207
Citigroup, Inc.
3,879,416
0.4
7,098
CME Group, Inc.
2,096,394
0.2
10,541
(1)
Fiserv, Inc.
588,188
0.1
5,799  Goldman Sachs
Group, Inc.
4,905,896
0.5
8,445  Interactive Brokers
Group, Inc. - Class A
566,406
0.1
11,259  Intercontinental
Exchange, Inc.
1,770,816
0.2
53,614  JPMorgan Chase &
Co.
15,771,094
1.7
13,384
KKR & Co., Inc.
1,238,020
0.1
9,588  Marsh & McLennan
Cos., Inc.
1,663,039
0.2
15,877  Mastercard, Inc.
- Class A
7,933,102
0.9
10,958
MetLife, Inc.
774,950
0.1
3,068
Moody's Corp.
1,338,415
0.1
22,390
Morgan Stanley
3,684,722
0.4
66,016
(1)
NU Holdings Ltd./
Cayman Islands
- Class A
948,650
0.1
18,489
PayPal Holdings, Inc.
836,257
0.1
7,685  PNC Financial
Services Group, Inc.
1,599,172
0.2
11,565
Progressive Corp.
2,292,646
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
5,983
S&P Global, Inc.
$ 2,544,809
0.3
4,283
Travelers Cos., Inc.
1,249,265
0.1
24,927
Truist Financial Corp.
1,145,894
0.1
30,824
US Bancorp
1,603,156
0.2
33,222
Visa, Inc. - Class A
10,041,017
1.1
61,122
Wells Fargo & Co.
4,865,922
0.5
118,060,164
12.6
Health Care : 9.7%
34,174
Abbott Laboratories
3,508,645
0.4
34,964
AbbVie, Inc.
7,604,320
0.8
10,615
Amgen, Inc.
3,734,888
0.4
5,645  Becton Dickinson and
Co.
887,563
0.1
29,132
(1)
Boston Scientific Corp.
1,828,033
0.2
40,221  Bristol-Myers Squibb
Co.
2,439,404
0.3
5,199
Cigna Group
1,386,833
0.2
24,718
CVS Health Corp.
1,775,247
0.2
12,427
Danaher Corp.
2,356,159
0.3
11,359
(1)
Edwards Lifesciences
Corp.
909,629
0.1
4,390
Elevance Health, Inc.
1,285,173
0.1
15,811
Eli Lilly & Co.
14,542,483
1.6
24,579
Gilead Sciences, Inc.
3,425,575
0.4
3,199
HCA Healthcare, Inc.
1,513,895
0.2
6,966
(1)
Intuitive Surgical, Inc.
3,211,256
0.3
47,494
Johnson & Johnson
11,609,433
1.2
2,439
McKesson Corp.
2,110,613
0.2
25,309
Medtronic PLC
2,193,025
0.2
49,048
Merck & Co., Inc.
5,899,984
0.6
112,120
Pfizer, Inc.
3,148,330
0.3
2,003  Regeneron
Pharmaceuticals, Inc.
1,547,598
0.2
6,793
Stryker Corp.
2,232,112
0.2
7,453  Thermo Fisher
Scientific, Inc.
3,663,373
0.4
17,959  UnitedHealth Group,
Inc.
4,859,526
0.5
5,009
(1)
Vertex
Pharmaceuticals, Inc.
2,236,719
0.2
8,701
Zoetis, Inc.
1,028,545
0.1
90,938,361
9.7
Industrials : 7.5%
10,525
3M Co.
1,528,546
0.2
7,959  Automatic Data
Processing, Inc.
1,617,110
0.2
14,912
(1)
Boeing Co.
2,967,935
0.3
15,495
Carrier Global Corp.
872,523
0.1
9,138
Caterpillar, Inc.
6,473,907
0.7
6,785
Cintas Corp.
1,147,615
0.1
17,415
(1)
Copart, Inc.
578,178
0.1
37,047
CSX Corp.
1,520,779
0.2
4,822
Deere & Co.
2,716,233
0.3
7,734
Eaton Corp. PLC
2,766,220
0.3
11,123
Emerson Electric Co.
1,457,335
0.1
4,230
FedEx Corp.
1,506,641
0.2
20,528
GE Aerospace
5,825,231
0.6
5,328
GE Vernova, Inc.
4,650,811
0.5
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Industrials: (continued)
4,987  General Dynamics
Corp.
$ 1,711,638
0.2
12,551  Honeywell
International, Inc.
2,836,903
0.3
5,719
Illinois Tool Works, Inc.
1,488,599
0.2
12,080  Johnson Controls
International PLC
1,581,876
0.2
4,071
Lockheed Martin Corp.
2,460,472
0.3
4,457
Norfolk Southern Corp.
1,279,159
0.1
2,639  Northrop Grumman
Corp.
1,800,431
0.2
10,171
PACCAR, Inc.
1,174,751
0.1
2,496
Parker-Hannifin Corp.
2,234,519
0.2
26,405  Raytheon Technologies
Corp.
5,093,524
0.5
3,998
Republic Services, Inc.
875,642
0.1
4,400  Trane Technologies
PLC
1,833,656
0.2
1,091
TransDigm Group, Inc.
1,264,425
0.1
39,734
(1)
Uber Technologies,
Inc.
2,858,067
0.3
11,803
Union Pacific Corp.
2,863,644
0.3
14,486  United Parcel Service,
Inc. - Class B
1,425,133
0.1
7,301  Waste Management,
Inc.
1,677,697
0.2
70,089,200
7.5
Information Technology : 35.7%
12,143  Accenture PLC - Class
A
2,407,835
0.2
8,090
(1)
Adobe, Inc.
1,966,517
0.2
31,783
(1)
Advanced Micro
Devices, Inc.
6,465,616
0.7
24,081  Amphenol Corp.
- Class A
3,042,634
0.3
9,647
Analog Devices, Inc.
3,069,097
0.3
284,327
Apple, Inc.
72,159,349
7.7
15,657
Applied Materials, Inc.
5,351,406
0.6
4,705
(1)
AppLovin Corp. - Class
A
1,872,590
0.2
20,360
(1)
Arista Networks, Inc.
2,499,801
0.3
3,266
(1)
Atlassian Corp. - Class
A
222,904
0.0
4,205
(1)
Autodesk, Inc.
1,006,677
0.1
91,147
Broadcom, Inc.
28,210,908
3.0
5,385
(1)
Cadence Design
Systems, Inc.
1,496,330
0.2
78,553
Cisco Systems, Inc.
6,094,927
0.6
4,880
(1)
Crowdstrike Holdings,
Inc. - Class A
1,905,201
0.2
6,162  Dell Technologies, Inc.
- Class C
1,011,369
0.1
12,212
(1)
Fortinet, Inc.
997,965
0.1
87,086
(1)
Intel Corp.
3,843,105
0.4
18,363  International Business
Machines Corp.
4,451,007
0.5
5,389
Intuit, Inc.
2,330,096
0.2
2,597
KLA Corp.
3,823,849
0.4
24,780
Lam Research Corp.
5,294,495
0.6

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
16,707  Marvell Technology,
Inc.
$ 1,654,828
0.2
22,051  Micron Technology,
Inc.
7,449,710
0.8
146,371
Microsoft Corp.
54,182,153
5.8
6,157
(1)
MicroStrategy, Inc.
- Class A
768,394
0.1
3,288  Motorola Solutions,
Inc.
1,426,893
0.1
461,906
NVIDIA Corp.
80,556,406
8.6
33,222
Oracle Corp.
4,887,288
0.5
43,110
(1)
Palantir Technologies,
Inc. - Class A
6,306,131
0.7
15,787
(1)
Palo Alto Networks,
Inc.
2,530,972
0.3
21,105
Qualcomm, Inc.
2,717,902
0.3
2,114  Roper Technologies,
Inc.
748,060
0.1
17,995
Salesforce, Inc.
3,359,127
0.4
20,612
(1)
ServiceNow, Inc.
2,154,985
0.2
6,545
(1)
Snowflake, Inc. - Class
A
987,117
0.1
3,768
(1)
Synopsys, Inc.
1,493,937
0.2
17,937
Texas Instruments, Inc.
3,482,289
0.4
4,175
(1)
Workday, Inc. - Class A
542,416
0.0
334,772,286
35.7
Materials : 1.6%
4,384  Air Products and
Chemicals, Inc.
1,273,508
0.1
13,236
CRH PLC
1,391,368
0.2
4,925
Ecolab, Inc.
1,310,148
0.1
28,228  Freeport-McMoRan,
Inc.
1,659,242
0.2
9,268
Linde PLC US
4,594,704
0.5
21,683
Newmont Corp.
2,347,185
0.3
4,554
Sherwin-Williams Co.
1,459,785
0.2
3,131  Solstice Advanced
Materials, Inc.
238,457
0.0
1,653
Southern Copper Corp.
284,415
0.0
14,558,812
1.6
Real Estate : 1.0%
9,232
American Tower Corp.
1,593,259
0.2
1,929
Equinix, Inc.
1,890,883
0.2
18,307
Prologis, Inc.
2,419,819
0.2
3,117
Public Storage
844,333
0.1
13,571
Welltower, Inc.
2,683,122
0.3
9,431,416
1.0
Utilities : 1.4%
10,559  American Electric
Power Co., Inc.
1,384,074
0.2
6,157  Constellation Energy
Corp.
1,719,342
0.2
16,843
Dominion Energy, Inc.
1,041,234
0.1
15,354
Duke Energy Corp.
2,010,453
0.2
41,173
NextEra Energy, Inc.
3,824,148
0.4
12,883
Sempra Energy
1,251,841
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
21,747
Southern Co.
$ 2,099,021
0.2
13,330,113
1.4
Total Common Stock
(Cost $165,370,201)
931,697,376
99.4
EXCHANGE-TRADED FUNDS : 0.5%
32,460  iShares Russell Top
200 ETF
5,209,135
0.5
Total Exchange-Traded
Funds
(Cost $5,378,993)
5,209,135
0.5
Total Long-Term
Investments
(Cost $170,749,194)
936,906,511
99.9
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 0.3%
Mutual Funds : 0.3%
2,394,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.570%
(Cost $2,394,000) $ 2,394,000 0.3
Total Short-Term
Investments
(Cost $2,394,000)
2,394,000
0.3
Total Investments in
Securities
(Cost $173,143,194) $ 939,300,511 100.2
Liabilities in Excess
of Other Assets (1,786,643) (0.2)
Net Assets $ 937,513,868 100.0
(1)
Non-income producing security.
(2)
Rate shown is the 7-day yield as of March 31, 2026.

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

Voya Russell™ Large Cap
Index Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
Common Stock* $ 931,697,376 $ — $ — $ 931,697,376
Exchange-Traded Funds 5,209,135 — — 5,209,135
Short-Term Investments 2,394,000 — — 2,394,000
Total Investments, at fair value $ 939,300,511 $ — $ — $ 939,300,511
Liabilities Table
Other Financial Instruments+
Futures $ (59,363) $ — $ — $ (59,363)
Total Liabilities $ (59,363) $ — $ — $ (59,363)
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At March 31, 2026, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Depreciation
Long Contracts:
S&P 500 E-Mini 8 06/18/26 $ 2,628,300 $ (59,363)
$ 2,628,300 $ (59,363)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 770,842,235
Gross Unrealized Depreciation (4,684,918)
Net Unrealized Appreciation $ 766,157,317